Related Party Balances and Transactions (Tables)	6 Months Ended
Jun. 30, 2021
Related Party Transaction [Line Items]
Schedule of balances due to related parties

	June 30,	December 31,
	2021	2020
Dr. Henglong Chen and his affiliates *	$890,642	$881,442
Forasen Group and its affiliates, controlled by Mr. Zhengyu Wang, Chairman and previous CEO of the Company until December 6, 2019	1,028,613	1,058,188
Mr. Wangfeng Yan, the CEO of the Company since December 7, 2019 and his affiliates	275,205	79,457
Total	$2,194,460	$2,019,087

*Dr. Henglong Chen is the original shareholder of Shangchi Automobile (formerly known as Suzhou E-Motors). The Company acquired his 70% equity interest in Shangchi Automobile and issued 2,500,000 restricted shares of Tantech’s common stock to him in connection with the acquisition of Shangchi Automobile. As of June 30, 2021 and December 31, 2020, the amount due to Dr. Henglong Chen and his affiliates were $890,642 and $881,442, respectively. On March 23, 2021, Mr. Hengwei Chen filed a lawsuit against Shangchi Automobile and the Company for a debt dispute of approximately $1.8 million (RMB 11.35 million). This case is still under investigation by the court as of the date of this filing. (Note 14)